SHARE-BASED COMPENSATION - Options to Employees (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SHARE-BASED COMPENSATION
Maximum aggregate number of shares to be issued	2,330,000
Annual percentage increase in authorized shares on the first day of each of 2007, 2008 and 2009 prior to the year of amendment for awards other than incentive option shares	1.00%
Annual percentage increase in authorized shares on the first day of each calendar year from the year of amendment for awards other than incentive option shares	2.50%
Number of shares to be granted after expiration		0
Expiry term of share options		10 years
Number of Options
Granted (in shares)		0	0	0
Options
Options to Employees
Total unrecognized compensation expense related to share-based compensation awards		$ 0
Recognized compensation expense		$ 44	$ 355	$ 1,321
Term for which the entity is listed					7 years
Assumptions used to estimate the fair value of stock options granted
Dividend yield (as a percent)		0.00%
Number of Options
Options outstanding at the beginning of the period (in shares)		675,709
Exercised (in shares)		(184,873)
Forfeited (in shares)		(24,550)
Options outstanding at the end of the period (in shares)		466,286	675,709
Options vested or expected to be vested at the end of the period (in shares)		466,286
Options exercisable at the end of the period (in shares)		466,286
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)		$ 12.44
Exercised (in dollars per share)		3.47
Forfeited (in dollars per share)		40.40
Options outstanding at the end of the period (in dollars per share)		14.52	$ 12.44
Options vested or expected to be vested at the end of the period (in dollars per share)		14.52
Options exercisable at the end of the period (in dollars per share)		$ 14.52
Weighted Average Remaining Contract Terms
Options outstanding at the end of the period		3 years	3 years
Options vested or expected to be vested at the end of the period		3 years
Options exercisable at the end of the period		3 years
Aggregate Intrinsic Value
Options outstanding at the end of the period		$ 1,081	$ 12,354
Options vested or expected to be vested at the end of the period		1,081
Options exercisable at the end of the period		$ 1,081
Weighted average grant-date fair value of options granted (in dollars per share)		$ 0.00	$ 0.00	$ 0.00
Total intrinsic value of options exercised		$ 2,643	$ 3,422	$ 7,493